Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Fixed interest rate at 1.20%~4.00%per annum as at December 31, 2021 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%	1.20%
Fixed interest rate at 1.20%~4.00%per annum as at December 31, 2021 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	4.00%
Corporate bond - fixed bond rate at 2.95%-3.72% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%
Corporate bond - fixed bond rate at 2.95%-3.72% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.72%	3.72%
Medium-term notes- fixed interest rate at 2.44%-3.28% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.44%	2.44%
Medium-term notes- fixed interest rate at 2.44%-3.28% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.28%	3.28%
Floating interest rates 74%, 92% of benchmark interest rate (stipulated by PBOC) as at December 31, 2021 [member] | USD [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	74.00%
Floating interest rates 74%, 92% of benchmark interest rate (stipulated by PBOC) as at December 31, 2021 [member] | USD [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	92.00%